Goodwill and Intangible Assets - Summary of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Goodwill [Roll Forward]
Goodwill, balance at beginning of period			$ 811,200	$ 795,600
Acquisition of eOne				5,800
Measurement period adjustments			(2,700)	9,800
Goodwill, balance at end of period			808,500	811,200	$ 795,600
Adjustment to purchase price from settlement of certain working capital items			12,000	0	0
Motion Picture
Goodwill [Roll Forward]
Goodwill, balance at beginning of period			398,600	393,700
Acquisition of eOne				1,000
Measurement period adjustments			(1,700)	3,900
Goodwill, balance at end of period			396,900	398,600	393,700
Television Production
Goodwill [Roll Forward]
Goodwill, balance at beginning of period			412,600	401,900
Acquisition of eOne				4,800
Measurement period adjustments			(1,000)	5,900
Goodwill, balance at end of period			411,600	412,600	401,900
LIONS GATE ENTERTAINMENT CORP [Member]
Goodwill [Roll Forward]
Goodwill, balance at beginning of period			811,200	1,289,500
Acquisition of eOne				5,800
Impairment	$ (493,900)	$ (1,475,000)		(493,900)
Measurement period adjustments			(2,700)	9,800
Goodwill, balance at end of period			808,500	811,200	1,289,500
Adjustment to purchase price from settlement of certain working capital items			12,000	0	0
LIONS GATE ENTERTAINMENT CORP [Member] | Entertainment One Television and Film Business ("eOne")
Goodwill [Roll Forward]
Measurement period adjustments			2,700	9,800
Decrease to accounts receivable			5,600	11,400
Increase to other assets			4,200	12,400
Increase to investment in film and television programs			1,600	4,000
Increase to content related payables			3,400	1,900
Decrease to accrued liabilities			1,900	3,800
Increase to participation and residuals			1,000
Decrease to deferred revenue				2,400
LIONS GATE ENTERTAINMENT CORP [Member] | Motion Picture
Goodwill [Roll Forward]
Goodwill, balance at beginning of period			398,600	393,700
Acquisition of eOne				1,000
Impairment				0
Measurement period adjustments			(1,700)	(3,900)
Goodwill, balance at end of period			396,900	398,600	393,700
LIONS GATE ENTERTAINMENT CORP [Member] | Television Production
Goodwill [Roll Forward]
Goodwill, balance at beginning of period			412,600	401,900
Acquisition of eOne				4,800
Impairment				0
Measurement period adjustments			(1,000)	(5,900)
Goodwill, balance at end of period			411,600	412,600	401,900
LIONS GATE ENTERTAINMENT CORP [Member] | Media Networks
Goodwill [Roll Forward]
Goodwill, balance at beginning of period			0	493,900
Acquisition of eOne				0
Impairment				(493,900)
Measurement period adjustments			0	0
Goodwill, balance at end of period			$ 0	0	$ 493,900
Accumulated goodwill impairment losses				$ 1,969